CONSOLIDATED FINANCIAL STATEMENTS (Details 2) - Celulosa Arauco Y Constitucin SA And Subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Revenue	$ 5,395,859
Net profit	$ 261,776